Long-Term Debt (Details)	12 Months Ended																				12 Months Ended			12 Months Ended							0 Months Ended	12 Months Ended					12 Months Ended																		0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Loans Payable [Member] Other Loans [Member] USD ($)	Dec. 31, 2011 Loans Payable [Member] Other Loans [Member] USD ($)	Dec. 31, 2012 Commercial Paper [Member] Senior Floating Rate Notes [Member] USD ($)	Dec. 31, 2011 Commercial Paper [Member] Senior Floating Rate Notes [Member] USD ($)	Dec. 31, 2012 Commercial Paper [Member] Senior Fixed Rate Notes [Member] USD ($)	Dec. 31, 2011 Commercial Paper [Member] Senior Fixed Rate Notes [Member] USD ($)	Dec. 31, 2012 Line of Credit [Member] First Rand Bank Limited [Member] USD ($)	Dec. 31, 2011 Line of Credit [Member] First Rand Bank Limited [Member] USD ($)	Dec. 31, 2012 United States of America, Dollars [Member] USD ($)	Dec. 31, 2011 United States of America, Dollars [Member] USD ($)	Dec. 31, 2012 South Africa, Rand [Member] USD ($)	Dec. 31, 2011 South Africa, Rand [Member] USD ($)	Dec. 31, 2012 Brazil, Brazil Real [Member] USD ($)	Dec. 31, 2011 Brazil, Brazil Real [Member] USD ($)	Dec. 31, 2012 Namibia, Dollars [Member] USD ($)	Dec. 31, 2011 Namibia, Dollars [Member] USD ($)	Dec. 31, 2012 Australia, Dollars [Member] USD ($)	Dec. 31, 2011 Australia, Dollars [Member] USD ($)	Dec. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2010 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2012 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	Feb. 28, 2013 Bridge Loan [Member] USD ($)	Dec. 31, 2012 Grupo Santander Brasil [Member] USD ($)	Dec. 31, 2011 Grupo Santander Brasil [Member] USD ($)	Dec. 31, 2012 Brazilean Economic Social Development Bank [Member] USD ($)	Dec. 31, 2011 Brazilean Economic Social Development Bank [Member] USD ($)	Dec. 31, 2012 Banco De Desenvolvimento De Minas Gerais [Member] USD ($)	Dec. 31, 2011 Banco De Desenvolvimento De Minas Gerais [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Turbine Square Two Pty Ltd [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Caterpillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Caterpillar Financial Services Corporation [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Mazuma Capital Corporation [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Navachab Lewcor Mining Contract [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Navachab Lewcor Mining Contract [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] California First National Bank [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] California First National Bank [Member] USD ($)	Dec. 31, 2012 Capital Lease Obligations [Member] Csi Latina Arrendamento Mercantil [Member] USD ($)	Dec. 31, 2011 Capital Lease Obligations [Member] Csi Latina Arrendamento Mercantil [Member] USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Four Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Five Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Five Year Syndicated Revolving Credit Facility [Member] Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] Revolving Credit Facility [Member] AUD	Dec. 31, 2012 Syndicated Revolving Credit Facility Australian Dollar [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility Australian Dollar [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 First Rand Bank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2011 First Rand Bank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2012 First Rand Bank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2011 First Rand Bank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2012 Absa Bank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2011 Absa Bank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2012 Absa Bank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2011 Absa Bank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2012 Nedbank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2011 Nedbank Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2012 Nedbank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2011 Nedbank Limited [Member] Foreign Line Of Credit [Member] USD ($)	Dec. 31, 2012 Standard Bank Of South Africa Limited [Member] Domestic Line Of Credit [Member] USD ($)	Dec. 31, 2011 Standard Bank Of South Africa Limited [Member] Domestic Line Of Credit [Member] USD ($)
Line Of Credit Facility [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity																																																									$ 1,000,000,000			$ 1,000,000,000		600,000,000
Line of Credit Facility duration (years)																																																									4 year		5 year			4 year
Line Of Credit Facility Interest Rate Description																																																											LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited			BBSY plus 2 percent per annum
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																																																											0.525%			1.00%
Line Of Credit Facility Commitment Fee Description																																																														50 percent of the applicable margin
Frequency of Commitment Fee description																																																											quarterly in arrears			quarterly in arrears
Line of Credit Facility - Debt drawn during the year																																																										200,000,000
Drawn down																																																															266,000,000	0
Undrawn borrowing facility	1,389,000,000	1,765,000,000																																																										1,000,000,000	1,000,000,000		359,000,000	617,000,000	30,000,000	14,000,000	0	50,000,000	0	4,000,000	0	42,000,000	0	13,000,000	0	2,000,000	0	23,000,000
Debt Instrument [Line Items]
Debt And Capital Lease Obligations	2,797,000,000	1,745,000,000
Current maturities included in short term debt	(47,000,000)	(30,000,000)
Long-term debt	2,750,000,000	1,715,000,000
Unsecured Debt [Abstract]
Unsecured Debt																					588,000,000	760,000,000		1,005,000,000	1,006,000,000	761,000,000	0		266,000,000	0		689,000,000	659,000,000		1,000,000	2,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Included in short-term debt at fair value	(588,000,000)	(2,000,000)																			(588,000,000)	(2,000,000)
Long term Debt Fair Value	0	758,000,000																			0	758,000,000
Debt Instrument, Interest Rate, Stated Percentage [Abstract]
Debt Instrument Interest Rate Stated Percentage (Percent)																							6.00%					5.125%			3.50%				8.11%				4.50%																5.375%	6.50%
Debt Instrument Interest Rate Terms																																					2.3 percent per annum plus delta exchange rate
Secured Debt [Abstract]
Secured Debt																																											31,000,000	33,000,000	8,000,000	10,000,000	0	2,000,000	22,000,000	29,000,000	11,000,000	0	1,000,000	2,000,000
Capital Lease Obligations [Abstract]
Capital Lease Obligation Average Interest Rate (Percent)																																													5.46%		5.60%				2.40%
Capital Lease Obligation Implied Interest Rate (Percent)																																											9.80%
Capital Lease Obligation Interest Rate (Percent)																																																	8.40%				10.40%
Long Term Debt Other Disclosures [Abstract]
Debt Instrument Face Amount																							789,000,000					750,000,000			732,500,000			750,000,000																					700,000,000	300,000,000
Debt Instrument Issue Price (Percent)																												99.398%
Senior unsecured fixed rate bonds																								1,000,000,000	1,000,000,000	750,000,000	0					686,000,000	656,000,000
Add: accrued interest																								11,000,000	12,000,000	16,000,000	0					3,000,000	3,000,000
Less: Unamortized discount																								(6,000,000)	(6,000,000)	(5,000,000)	0
Long-term debt duration (years)																															5 year																								10-year	30-year
Longterm Convertible Debt Current And Noncurrent [Abstract]
Mandatory Convertible Bond Maximum Number Of Shares On Conversion (Shares)																					18,140,000
Mandatory Convertible Bond Minimum Number Of Shares On Conversion (Shares)																					14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (Per share)																					$ 54.375
Mandatory Convertible Bond Minimum Share Price On Conversion (Per share)																					$ 43.50
Mandatory Convertible Bond Share Price At Period End (Per share)																					$ 31.37	$ 42.45
Convertible at initial conversion price (Per ADS)																																$ 47.6126
Base Principal Amount Of Conversion Feature																																100,000
Convertible Debt If Converted Value In Excess Of Principal																																130,000
Convertible debt dealing days (days)																																20 days
Convertible debt notice period (days)																																5 days
Convertible Bond Derivative Liability Roll Forward [Abstract]
Convertible Bond Derivative Liability, Opening balance																																92,000,000	176,000,000
Fair value movements on conversion features of convertible bonds	(83,000,000)	(84,000,000)																														(83,000,000)	(84,000,000)
Convertible Bond Derivative Liability, Closing balance																															142,200,000	9,000,000	92,000,000
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital Leased Assets - Cost																																									99,000,000	97,000,000	30,000,000	39,000,000	16,000,000	16,000,000	7,000,000	7,000,000	30,000,000	31,000,000	12,000,000	0	4,000,000	4,000,000
Capital Lease Assets Accumulated Depreciation [Abstract]
Capital Leased Assets - Accumulated Depreciation																																									40,000,000	30,000,000	11,000,000	18,000,000	9,000,000	5,000,000	7,000,000	3,000,000	10,000,000	2,000,000	0	0	3,000,000	2,000,000
Long Term Debt By Maturity [Abstract]
2013	859,000,000
2014	703,000,000
2015	273,000,000
2016	4,000,000
2017	5,000,000
Thereafter	1,765,000,000
Total - Borrowings	3,609,000,000	2,505,000,000									3,107,000,000	2,437,000,000	210,000,000	33,000,000	4,000,000	6,000,000	22,000,000	29,000,000	266,000,000	0
Capital Leases Future Minimum Payments Due Abstract
2013																																									20,000,000
2014																																									20,000,000
2015																																									11,000,000
2016																																									7,000,000
2017																																									7,000,000
Thereafter																																									31,000,000
Total minimum lease payments																																									96,000,000
Less interest																																									(23,000,000)
Present value of net minimum lease payments																																									73,000,000
Less current portion																																									(15,000,000)
Long-term capital lease obligation																																									58,000,000
Short Term Debt [Line Items]
Current maturities included in long term debt	47,000,000	30,000,000
Unsecured Debt Current			45,000,000	0	84,000,000	0	36,000,000	0	59,000,000	0
Short-term debt	$ 271,000,000	$ 30,000,000